Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,973,000
Previously Paid Amount	0.00
Total Fee Amount	302.07
Total Offset Amount	0.00
Net Fee	302.07
Narrative - Max Aggregate Offering Price	$ 1,973,000
Final Prospectus	true